Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies [Abstract]
Commitments and Contingencies
(11) Commitments and Contingencies

(a) Lease Commitments. The Company has various operating leases that call for annual rental payments due in equal monthly installments and a lease with a rent free occupancy period. The Company's policy is to recognize expense for lease payment, including those with escalating provisions and rent free periods, on a straight-line basis over the lease term. Operating lease expenses were $9.5 million, $8.4 million, and $6.3 million for the years ended December 31, 2012, 2011 and 2010, respectively.

Future minimum lease payments at December 31, 2012 under these non-cancelable leases are as follows:

(in millions)

Year Ended December 31,

2013	$7.9
2014	5.1
2015	3.5
2016	2.5
2017	2.3
Thereafter	3.2
$24.5

(b) Purchase Commitments. The Company will, from time to time, enter into limited purchase commitments for the purchase of certain raw materials. Amounts committed under these programs are not significant as of December 31, 2012 and 2011.

(c) Norfolk County Retirement System, Individually and on behalf of all others similarly situated, Plaintiff v. Tempur-Pedic International Inc., Mark A. Sarvary and Dale E. Williams; filed June 20, 2012

Arthur Benning, Jr., Individually and on behalf of all others similarly situated, Plaintiff v. Tempur-Pedic International Inc., Mark A. Sarvary and Dale E. Williams; filed June 25, 2012

On June 20 and 25, 2012, the above suits were filed against the Company and two named executive officers in the United States District Court for the Eastern District of Kentucky, purportedly on behalf of a proposed class of shareholders who purchased the Company's stock between January 25, 2012 and June 5, 2012.  The complaints assert claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934, alleging, among other things, false and misleading statements and concealment of material information concerning the Company's competitive position, projected net sales, earnings per diluted share and related financial performance for the Company's fiscal year 2012.  The plaintiffs seek damages, interest, costs, attorney's fees, expert fees and unspecified equitable/injunctive relief. The Company strongly believes that the shareholder suits lack merit and intends to defend against the claims vigorously. The outcome of these matters is uncertain, however, and although we do not currently expect to incur a loss with respect to these matters, we cannot currently predict the manner and timing of the resolution of the suits, an estimate of a range of losses or any minimum loss that could result in the event of an adverse verdict in these suits, or whether our applicable insurance policies will provide sufficient coverage for these claims. Accordingly, the Company can give no assurance that these matters will not have a material adverse effect on the Company's financial position or results of operations.

(d) Benjamin B. Clarke, Individually and On Behalf of All Others Similarly Situated v. Lawrence J. Rogers, Richard W. Roedel, John B. Replogle, Paul J. Norris, Dean B. Nelson, Gary E. Morin, James W. Johnson, Deborah G. Ellinger, Simon E. Brown, Sealy Corporation, Tempur-Pedic International Inc. and Silver Lightning Merger Company, filed October 2, 2012

Robert A. Justewicz, Individually and On Behalf of All Others Similarly Situated v. Sealy Corporation, Lawrence J. Rogers, Paul J. Norris, James W. Johnson, Simon E. Brown, Gary E. Morin, Dean B. Nelson, Richard W. Roedel, Deborah G. Ellinger, John B. Replogle, Silver Lightning Merger Company and Tempur-Pedic International Inc., filed Oct. 3, 2012

Deno Singh, On Behalf of Himself and All Others Similarly Situated v. Lawrence J. Rogers, Richard W. Roedel, John B. Replogle, Paul J. Norris, Dean B. Nelson, Gary E. Morin, James W. Johnston, Deborah G. Ellinger, Simon E. Brown, Sealy Corporation, Tempur-Pedic International Inc. and Silver Lightning Merger Company, filed October 15, 2012

Jay M. Plourde, On Behalf of Himself and All Others Similarly Situated v. Sealy Corporation, Lawrence J. Rogers, Paul Norris, James W. Johnston, Simon E. Brown, Gary E. Morin, Dean B. Nelson, Richard Roedel, Deborah G. Ellinger, John B. Replogel, Tempur-Pedic International Inc., Kohlberg Kravis Roberts & Co. L.P. and Silver Lightning Merger Company, filed October 15, 2012

Keith Gamble, Individually and On Behalf of All Others Similarly Situated v. Lawrence J. Rogers, Richard W. Roedel, John B. Replogle, Paul J. Norris, Dean B. Nelson, Gary E. Morin, James W. Johnston, Deborah G. Ellinger, Simon E. Brown, Sealy Corporation, Tempur-Pedic International Inc. and Silver Lightning Merger Company, filed October 16, 2012

Curtis Nall, On Behalf of Himself and All Others Similarly Situated Shareholders of Sealy Corporation v. Lawrence C. Rogers, James W. Johnston, Simon E. Brown, Gary E. Morin, Dean B. Nelson, Richard Roedel, Deborah G. Ellinger, John B. Replogle, Paul J. Norris, Sealy Corporation, Tempur-Pedic, International Inc., KKR Millennium GP LLC, KKR & Co. L.P., and Silver Lightning Merger Company, filed October 17, 2012

The Company is aware of six purported class action lawsuits relating to the Merger with Sealy, one in North Carolina state court and five in the Delaware Court of Chancery, filed by purported stockholders of Sealy against Sealy, Sealy's directors, the Company and Silver Lightning Merger Company, a subsidiary of the Company (the "Merger Sub"). Justewicz v. Sealy Corp., et al. (''North Carolina Action'') was filed on October 3, 2012, in the General Court of Justice, Superior Court Division in North Carolina (''North Carolina Court''). On November 13, 2012, the Delaware Court of Chancery consolidated all five Delaware actions into a single action, which is now styled as In re Sealy Corporation Shareholder Litigation (''Delaware Action''). Plaintiff in the North Carolina Action and plaintiffs in the Delaware Action allege, among other things, that the defendants have breached their fiduciary duties to Sealy's stockholders and that Sealy, the Company and Merger Sub aided and abetted the Sealy directors' alleged breach of fiduciary duties. The complaints also claim that the consideration to be paid in the Merger to Sealy stockholders (the "Merger Consideration") is inadequate, that the Merger Agreement contains unfair deal protection provisions, that Sealy's directors are subject to conflicts of interests, and that the preliminary information statement filed by Sealy with the Securities and Exchange Commission on October 30, 2012 omits material information concerning the negotiation process leading to the proposed transaction and the valuation of Sealy.

On October 12, 2012, plaintiff in the North Carolina Action brought a Motion for Expedited Discovery and for a Hearing and Briefing Schedule on Plaintiff's Motion for a Preliminary Injunction. On October 24, 2012, defendants in the North Carolina Action brought a Motion to Stay the North Carolina Action in favor of the Delaware Action. On November 7, 2012, the North Carolina Action plaintiff amended his complaint to add allegations claiming that the preliminary information statement filed by Sealy on October 30, 2012 did not provide sufficient information.  Following briefing and a hearing on November 8, 2012, the North Carolina Court stayed the North Carolina Action. On November 19, 2012, plaintiffs in the Delaware Action filed a consolidated amended complaint, a motion for expedited proceedings, and a motion for a preliminary injunction.

The Company believes that the allegations in these lawsuits are entirely without merit.  On January 22, 2013, solely to avoid the burden, expense and uncertainties inherent in litigation, and without admitting any liability or wrongdoing, the parties to the Delaware Action entered into a memorandum of understanding setting forth an agreement-in-principle providing for a settlement of the Delaware Action (the "Proposed Settlement"). In connection with the Proposed Settlement, Sealy agreed to include certain supplemental disclosures in the information statement to be sent to Sealy stockholders. The Proposed Settlement provides for the release of all claims by Sealy stockholders concerning the Merger Agreement, the Merger, and the disclosures made in connection with the Merger, including all claims that were asserted or could have been asserted in the Delaware Action and the North Carolina Action. The Proposed Settlement does not provide for the payment of any additional monetary consideration to Sealy stockholders and the Proposed Settlement does not affect the rights of any Sealy stockholder to seek appraisal pursuant to Section 262 of the DGCL. The Proposed Settlement is subject to definitive documentation and approval by the Delaware Court of Chancery.

The outcome of the above litigation is uncertain, however, and although the Company does not currently expect to incur a loss with respect to these matters, the Company cannot currently predict the manner and timing of the resolution of the Merger Lawsuits, an estimate of a range or losses or any minimum loss that could result in the event of an adverse verdict in these suits, or whether the Company's or Sealy's applicable insurance policies will provide sufficient coverage for these claims. Accordingly, the Company can give no assurance that these matters will not have a material adverse effect on the Company's financial position or results of operations.

The Company is involved in various other legal proceedings incidental to the operations of its business. The Company believes that the outcome of all such pending legal proceedings in the aggregate will not have a material adverse effect on its business, financial condition, liquidity, or operating results.